25. EMPLOYEES BENEFITS PLANS	12 Months Ended
Dec. 31, 2018
Employees Benefits Plans
EMPLOYEES BENEFITS PLANS
25.1.	Pension plans

The Company sponsors pension plans for its employees and executives as presented below:

Plan	Modality	Adhesions

Plan I	Defined Benefit	Closed
Plan II	Defined Benefit	Closed
Plan III	Defined Contribution	Open
FAF	Defined Benefit	Closed

These plans are managed by BRF Previdência a pension fund entity of non-economic nature and non-profit, through its Deliberative Board which is responsible for defining pension premises and policies, as well as establishing fundamentals guidelines and organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, the proportion of 2/3 and 1/3 respectively.

a.	Defined benefit plans

Plan I and II are structured as defined benefit during the accumulation of mathematics provisions with option to change the account balance to be applicable in lifetime monthly income on the grant date benefit. The main actuarial risks are (i) survival time over the ones set out in the mortality tables and (ii) actual return on equity below the actual discount rate.

The main purpose of Fundação Attílio Francisco Xavier Fontana (“FAF”) plan is to supplement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Securidade Social”), calculated proportionally according to the length of service performed and in line with the type of retirement. The main actuarial risks are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on assets below the actual discount rate, (v) amendment of the rules of social security and actual family composition of the retired employee or executive different from the established assumption.

In plans I and II, the contributions performed by the participants are made by the sponsor in equal basic contributions. In the Plan FAF, the contribution is made through a percentage actuarially defined for the participant and the sponsor. The actuarial calculations of the plans managed by BRF Previdência are made by independent actuaries, on an annual basis, according to the rules in force.

In case of a deficit result in plans, it must be supported by the sponsor, participants and beneficiaries, in the proportion of their contributions.

The economic benefit presented as an asset, considers only the part of the surplus that is actually recoverable. The form of recovery of the surplus of the plans will be through reductions in future contributions.

On December 31, 2018, the Deliberative Council and the competent regulatory body approved the incorporation of Plan I by Plan II, preserving the acquired rights of the assistants linked to the Plans and the accumulated right. The merger was motivated by the fact that the plans have identical structure, are closed for new accessions and considering that the sponsors belong to the same economic group.

b.	Defined contribution plan

Plan III is a defined contribution plan, where contributions are known and the benefit amount depends directly on the contributions made by participants and sponsors, time of contribution and of the result obtained through investment of contributions. The contributions are made on a 1 to 1 basis (the contributions of the sponsor are equal to the basic contributions of the participants) and that may vary from 0.7% to 7.0% according to the salary range of the participant. The contributions made by the Company in the years ended December 31, 2018 and December 31, 2017 amounted R$18.7 and R$17.5 respectively. On December 31, 2018, the plan has 34,975 participants (33,551 participants as of December 31, 2017).

If participants of the plans I, II and III end the employment relationship with the sponsor, the balance formed by the contributions of the sponsor not used for the payment of benefits, will form a fund of overage of contributions that may be used to compensate the future contributions of the sponsor.

c.	Rollforward of defined benefit plans

The assets and actuarial liabilities are presented below:

	FAF		Plan I and II
	12.31.18	12.31.17	12.31.18	12.31.17
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	2,498.6	2,275.9	17.4	16.0
Fair value of assets	(3,193.9)	(3,077.4)	(27.8)	(26.7)
(Surplus) Deficit	(695.3)	(801.5)	(10.4)	(10.7)
Irrecoverable surplus - (asset ceiling)	695.4	801.5	8.5	8.5
Net actuarial (assets) liabilities	0.1	-	(1.9)	(2.2)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	801.5	838.3	8.5	8.1
Interest on irrecoverable surplus	78.1	93.9	0.8	0.9
Changes in irrecoverable surplus during the year	(184.2)	(130.7)	(0.8)	(0.5)
Ending balance of irrecoverable surplus	695.4	801.5	8.5	8.5

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,275.9	2,000.3	16.0	15.2
Interest on actuarial obligations	215.4	217.3	1.5	1.6
Current service cost	28.0	26.8	-	-
Benefit paid	(129.1)	(117.5)	(1.3)	(1.5)
Actuarial losses - experience	36.0	(48.7)	0.8	(0.6)
Actuarial losses - hypothesis	72.4	197.6	0.4	1.2
Ending balance of actuarial liabilities	2,498.6	2,275.8	17.4	15.9

Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(3,077.4)	(2,838.7)	(26.7)	(26.5)
Interest income on assets plan	(293.5)	(311.2)	(2.5)	(2.9)
Benefit paid	129.1	117.5	1.3	1.5
Return on assets higher (lower) than projection	47.9	(45.0)	0.1	1.2
Ending balance of fair value assets	(3,193.9)	(3,077.4)	(27.8)	(26.7)

Rollforward of comprehensive income
Beginning balance	26.8	23.3	(1.3)	(2.1)
Reversal to accumulated losses	(26.8)	(23.3)	1.3	2.1
Actuarial gains (losses)	(108.4)	(148.9)	(1.2)	(0.6)
Return on assets higher (lower) than projection	(47.9)	45.0	(0.1)	(1.2)
Changes on irrecoverable surplus	184.2	130.7	0.8	0.5
Ending balance of comprehensive income	27.9	26.8	(0.5)	(1.3)

Costs recognized in statement of income
Current service costs	(28.0)	(26.8)	-	-
Interest on actuarial obligations	(215.4)	(217.3)	(1.5)	(1.6)
Projected return on assets	293.5	311.2	2.5	2.9
Interest on irrecoverable surplus	(78.1)	(93.9)	(0.8)	(0.9)
Costs recognized in statement of income	(28.0)	(26.8)	0.2	0.4

Estimated costs for the next year
Costs of defined benefit	(28.2)	(28.0)	0.2	0.2
Estimated costs for the next year	(28.2)	(28.0)	0.2	0.2

d.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	FAF		Plan I e II
	12.31.18	12.31.17	12.31.18	12.31.17
Actuarial assumptions
Economic hypothesis
Discount rate	9.22%	9.74%	9.19%	9.72%
Inflation rate	4.00%	4.25%	4.00%	4.25%
Wage growth rate	4.68%	4.93%	N/A	N/A

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983

Demographic data
Number of active participants	7,137	7,924	-	-
Number of participants in direct proportional benefit	30	10	-	-
Number of assisted beneficiary participants	6,498	6,233	51	51

e.	The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plans I and II
	12.31.18		12.31.17		12.31.18		12.31.17
Composition of the fund's portfolio
Fixed income	2,306.7	72.2%	2,238.1	72.7%	24.0	86.4%	23.1	86.4%
Variable income	362.5	11.3%	363.6	11.8%	2.3	8.1%	2.5	9.3%
Real estate	271.2	8.5%	197.7	6.4%	-	-	-	-
Structured investments	233.5	7.3%	257.5	8.4%	1.5	5.3%	1.1	4.1%
Transactions with participants	20.1	0.7%	20.4	0.7%	0.1	0.2%	-	0.2%
	3,194.0	100.0%	3,077.3	100.0%	27.9	100.0%	26.7	100.0%

% of nominal return on assets	9.36%		10.90%		7.50%		8.92%

f.	Forecast and average term of payments of obligations

The following amounts represent the expected benefit payments for future years and the average duration of the plan obligations:

	FAF	Plans I and II

2019	141.4	1.3
2020	150.6	1.4
2021	161.8	1.4
2022	172.6	1.4
2023	183.3	1.5
2024 onwards	1,093.7	8.1

Weighted average duration - in years	12.49	10.37

g.	Sensitivity analysis of defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2018 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities (1)

Benefit plan - FAF
Discount rate	9.22%	10.22%	(263.1)	8.22%	321.7
Wage growth rate	4.68%	5.68%	79.9	3.68%	(54.8)

(1) Variation of actuarial liabilities

25.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.18	12.31.17
Medical assistance	149.0	132.8
F.G.T.S. Penalty (1)	167.6	161.3
Award for length of service	55.1	49.3
Other	96.4	84.8
	468.1	428.2

Current	94.7	85.2
Non-current	373.4	343.1

(1)	FGTS – Government Severance Indemnity Fund for Employees

The Company offers the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the financial statement:

a.	F.G.T.S. retirement related penalty

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. The benefit paid is equivalent to 50% of F.G.T.S being 40% corresponding to a penalty and 10% of social contribution. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

b.	Medical Plan

The Company offers to the retired employee according to the Law No. 9,656/98 a medical plan with fixed contribution, which guarantees to the retired employee that contributed to the health plan by reason of employment relationship, for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage enjoyed when the employment contract was in force. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

c.	Award for length of service

The Company usually rewards employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration ranging from 1 to 5 times current salaries at the date of the event (the longer the service time the higher the remuneration), provided they remain as active employees. Main actuarial risks related are (i) survival time over the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

d.	Retirement compensation

On retirement, employees with over 10 years of service to the Company are eligible for additional compensation from 1 to 2 current wages in force at the time of retirement. Main actuarial risks related are (i) survival time higher than the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

e.	Life insurance

The Company offers life insurance benefit to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance. For the employees with 10-20 years of service, the maintenance period of insurance is 2 years, from 21 years of service, the period is 3 years. Main actuarial risks related are (i) survival time higher than the ones set out in the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

f.	Rollforward of post-employment plans

The rollforward of actuarial liabilities related to other benefits, prepared based on actuarial report reviewed by Management, are as follows:

	Consolidated
	Medical plan		F.G.T.S. penalty		Award for length of service			Others (1)
	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17		12.31.18	12.31.17
Composition of actuarial liabilities
Present value of actuarial liabilities	149.0	132.8	167.6	161.3	55.1	49.3		96.4	84.8
Net actuarial liabilities	149.0	132.8	167.6	161.3	55.1	49.3		96.4	84.8

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0		84.8	82.1
Interest on actuarial liabilities	12.7	12.3	12.2	13.2	4.0	5.1		2.5	2.9
Current service costs	0.2	0.2	6.5	6.0	2.1	2.1		0.8	0.9
Past service costs - changes in plan	-	2.9	-	-	-	-		-	-
Benefits paid directly by the Company	(6.6)	(1.1)	(20.1)	(16.6)	(9.7)	(9.5)		(6.7)	(4.1)
Present value of actuarial liabilities calculated in 2018	-	-	-	-	-	-		10.2	-
Actuarial (gains) losses - experience	5.4	(5.1)	10.7	14.8	9.6	-		4.9	2.0
Actuarial (gains) losses - demographic hypothesis	-	(2.4)	(5.9)	(4.3)	(0.7)	(1.8)		(0.9)	(0.8)
Actuarial losses - economic hypothesis	4.4	13.7	2.8	11.1	0.6	1.4		0.9	1.7
Ending balance of liabilities	148.9	132.8	167.5	161.4	55.2	49.3	#	96.5	84.7

Rollforward of fair value assets
Benefits paid directly by the Company	6.6	1.1	20.1	16.6	9.7	9.5		6.7	4.1
Contributions of the sponsor	(6.6)	(1.1)	(20.1)	(16.6)	(9.7)	(9.5)		(6.7)	(4.1)
Ending balance of fair value of assets	-	-	-	-	-	-		-	-

Rollforward of comprehensive income
Beginning balance	(37.4)	(31.2)	(86.5)	(64.9)	(37.5)	(38.0)		(16.0)	(12.9)
Actuarial gains (losses)	(9.8)	(6.2)	(7.6)	(21.6)	(9.4)	0.5		(4.8)	(3.0)
Ending balance of comprehensive income	(47.2)	(37.4)	(94.1)	(86.5)	(46.9)	(37.5)		(20.8)	(15.9)

Costs recognized in statement of income
Interest on actuarial liabilities	(12.7)	(12.3)	(12.2)	(13.2)	(4.0)	(5.1)		(2.5)	(2.9)
Current service costs	(0.2)	(0.2)	(6.5)	(6.0)	(2.1)	(2.1)		(0.8)	(0.9)
Past service costs	-	(2.9)	-	-	-	-		-	-
Cost recognized in statement of income	(12.9)	(15.4)	(18.7)	(19.2)	(6.1)	(7.2)		(3.3)	(3.8)

Estimated costs for the next year
Current service costs	-	(0.2)	(6.5)	(6.5)	(2.6)	(2.1)		(8.1)	(0.8)
Interest on actuarial liabilities	(13.5)	(12.7)	(11.8)	(12.2)	(4.4)	(4.0)		(4.2)	(2.5)
Estimated costs for the next year	(13.5)	(12.9)	(18.3)	(18.7)	(7.0)	(6.1)		(12.3)	(3.3)

(1)	Considers the sums of the retirement compensation and life insurance benefits.

g.	Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Others (1)
Actuarial assumptions	12.31.18	12.31.17	12.31.18	12.31.17	12.31.18	12.31.17

Economic hypothesis
Discount rate	9.26%	9.76%	8.76%	9.30%	8.76%	9.30%
Inflation rate	4.00%	4.25%	4.00%	4.25%	4.00%	4.25%
Medical inflation	7.12%	7.38%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	5.18%	4.25%	5.18%	4.25%
F.G.T.S. balance growth	N/A	N/A	4.00%	4.00%	N/A	N/A

	Medical plan		F.G.T.S. penalty
Actuarial assumptions	12.31.18	12.31.17	12.31.18	12.31.17

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2,018	2,017	2,018	2,017
Demoraphic data
Number of active participants	1,141	1,287	83,966	86,817
Number of assisted beneficiary participants	609	643	-	-

(1) Includes retirement compensation and life insurance benefits.

h.	Forecast and average duration of payments of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Others	Total

2019	6.5	64.9	10.6	12.8	94.8
2020	7.1	15.3	8.9	7.6	38.9
2021	7.7	17.0	8.9	8.8	42.4
2022	8.4	15.8	6.5	8.2	38.9
2023	9.1	18.5	7.2	8.9	43.7
2024 to 2028	58.7	81.6	34.4	49.7	224.4

Weighted average duration - in years	14.00	3.78	4.26	8.25	6.71

i.	Sensitivity analysis of post-employment plans

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2018, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities (1)	Average (%)	Actuarial liabilities (1)

Medical plan
Discount rate	9.26%	10.26%	(17.0)	8.26%	20.7
Medical inflation	7.12%	8.12%	20.3	6.12%	(17.0)

F.G.T.S. penalty
Discount rate	8.76%	9.76%	(5.5)	7.76%	6.1
Wage growth rate	5.18%	6.18%	1.0	4.18%	(0.9)
Turnover	Historical	+3%	(18.9)	-3%	25.8

(1) Variation of actuarial liabilities